Income Taxes - Disclosure of Significant Components and Movement of Deferred Income Tax Assets And Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets, net, beginning balance	$ 0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	41,812
Equity	247
Deferred income tax assets, net, ending balance	42,059
Deferred income tax assets:
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	42,011
Equity	247
Deferred tax assets, ending balance	42,258
Royalty, stream and other interests
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	39,642
Equity	0
Deferred tax assets, ending balance	39,642
Deferred and restricted share units
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	393
Equity	0
Deferred tax assets, ending balance	393
Share and debt issue expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	(14)
Equity	247
Deferred tax assets, ending balance	233
Non-capital loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	1,990
Equity	0
Deferred tax assets, ending balance	1,990
Deferred income tax liabilities:
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	199
Equity	0
Deferred tax liabilities, ending balance	199
Gold Prepay Loan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	199
Equity	0
Deferred tax liabilities, ending balance	$ 199